Related parties	12 Months Ended
Dec. 31, 2020
Related parties
31 Related parties
Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or if another party controls both. The Group’s related parties include key management personnel, close family members of key management personnel and entities that are controlled, significantly influenced, or for which significant voting power is held, by key management personnel or their close family members. Key management personnel are those individuals having authority and responsibility for planning, directing and controlling the activities of the Group, that is, members of the Executive Board and the Board of Directors.
Banking relationships
The Group is a global financial services provider. Many of the members of the Executive Board and the Board of Directors, their close family members or companies associated with them maintain banking relationships with the Group. The Group or any of its banking subsidiaries may from time to time enter into financing and other banking agreements with companies in which current members of the Executive Board or the Board of Directors have a significant influence as defined by the SEC, such as holding executive and/or board level roles in these companies. With the exception of the transactions described below, relationships with members of the Executive Board or the Board of Directors and such companies are in the ordinary course of business and are entered into on an arm’s length basis. Also, unless otherwise noted, all loans to members of the Executive Board, members of the Board of Directors, their close family members or companies associated with them were made in the ordinary course of business, were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and did not involve more than the normal risk of collectability or present other unfavorable features. As of December 31, 2020, 2019 and 2018, there were no loan exposures to such related parties that were not made in the ordinary course of business and at prevailing market conditions.
Related party loans
Executive Board and Board of Directors loans
The majority of loans outstanding to members of the Executive Board and the Board of Directors are mortgages or loans against securities.
All mortgage loans to members of the Executive Board are granted either with variable or fixed interest rates over a certain period. Typically, mortgages are granted for periods of up to ten years. Interest rates applied are based on refinancing costs plus a margin, and interest rates and other terms are consistent with those applicable to other employees. Loans against securities are granted at interest rates and on terms applicable to such loans granted to other employees. The same credit approval and risk assessment procedures apply to members of the Executive Board as for other employees. The highest loan outstanding to an Executive Board member was CHF  6 million to Thomas Gottstein as of December 31, 2020.
Members of the Board of Directors with loans, including the Chairman of the Board of Directors, do not benefit from employee conditions, but are subject to conditions applied to clients with a comparable credit standing.
Unless otherwise noted, all loans to members of the Executive Board and the Board of Directors were made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons. These loans did not involve more than the normal risk of collectability or present other unfavorable features.
Executive Board and Board of Directors loans
in	2020		2019	2018
Executive Board loans (CHF million)
Balance at beginning of period	32	[1]	33	26
Additions	5		13	8
Reductions	(24)		(14)	(1)
Balance at end of period	13	[1]	32	33
Board of Directors loans (CHF million)
Balance at beginning of period	9	[2]	10	11
Additions	0		3	0
Reductions	0		(4)	(1)
Balance at end of period	9	[2]	9	10
1 The number of individuals with outstanding loans was five at the beginning of the year and four at the end of the year.
2 The number of individuals with outstanding loans was four at the beginning of the year and three at the end of the year.
Equity method investees loans
The Group or its subsidiaries grant loans to equity method investees in the normal course of business.
> Refer to “Note 41 – Significant subsidiaries and equity method investments” for a list of equity method investments.
Loans made by the Group or any subsidiaries to equity method investees
in	2020	2019	2018
Loans to equity method investees (CHF million)
Balance at beginning of period	299	253	173
Net borrowings/(repayments)	115	46	80
Balance at end of period	414	299	253
Other related party transaction
In December 2018, a subsidiary of the Group executed a transaction with an affiliate to sell a minority interest in a trading platform for a gain of approximately USD  80 million.
Liabilities due to own pension plans
Liabilities due to the Group’s own defined benefit pension plans as of December 31, 2020 and 2019 of CHF  643 million and CHF  703 million, respectively, were reflected in various liability accounts in the Group’s consolidated balance sheets.

Bank
Related parties
30 Related parties
The Group owns all of the Bank’s outstanding voting registered shares. The Bank is involved in significant financing and other transactions with subsidiaries of the Group. The Bank generally enters into these transactions in the ordinary course of business and believes that these transactions are generally on market terms that could be obtained from unrelated third parties.
> Refer to “Note 31 – Related parties” in VI –Consolidated financial statements – Credit Suisse Group for further information.
Related party assets and liabilities
end of	2020	2019
Assets (CHF million)
Net loans	8,444	7,258
Other assets	200	665
Total assets	8,644	7,923
Liabilities (CHF million)
Due to banks/customer deposits	1,119	1,268
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	93	108
Short-term borrowings	440	485
Long-term debt	52,144	32,764
Other liabilities	1,098	1,401
Total liabilities	54,894	36,026
Related party revenues and expenses
in	2020	2019	2018
Revenues (CHF million)
Interest and dividend income	(39)	(5)	10
Interest expense	(1,618)	(1,307)	(924)
Net interest income	(1,657)	(1,312)	(914)
Commissions and fees	114	80	87
Other revenues	104	104	72
Net revenues	(1,439)	(1,128)	(755)
Expenses (CHF million)
Total operating expenses	1,967	1,867	1,642
Related party guarantees and commitments
end of	2020	2019
Guarantees and commitments (CHF million)
Credit guarantees and similar instruments	4	5
Revocable loan commitments	88	0
> Refer to “Note 23 – Leases” for information about related party leases.
Executive Board and Board of Directors loans
	2020		2019	2018
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	32	[1]	33	26
Additions	5		13	8
Reductions	(24)		(14)	(1)
Balance at end of period	13	[1]	32	33
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	9	[2]	10	11
Additions	0		3	0
Reductions	0		(4)	(1)
Balance at end of period	9	[2]	9	10
1 The number of individuals with outstanding loans was five at the beginning of the year and four at the end of the year.
2 The number of individuals with outstanding loans was four at the beginning of the year and three at the end of the year.
Other related party transaction
In December 2018, a subsidiary of the Bank executed a transaction with an affiliate to sell a minority interest in a trading platform for a gain of approximately USD  80 million.
Liabilities due to own pension plans
Liabilities due to the Bank’s own defined benefit pension plans as of December 31, 2020 and 2019 of CHF  643 million and CHF  703 million, respectively, were reflected in various liability accounts in the Bank’s consolidated balance sheets.